Financial Instruments - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments [Abstract]
Gross unrealized gains recorded in short-term investments	¥ 2,760	¥ 2,019